Debt - Additional Information (Detail) - Micromidas, Inc. - USD ($)	1 Months Ended						3 Months Ended	12 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Apr. 30, 2020	Nov. 30, 2019	May 31, 2019	Nov. 30, 2016	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Line Items]
Prepayment from stockholder						$ 5,000,000
Debt instrument, increase, accrued interest					$ 189,169
Total debt outstanding							$ 5,189,169	$ 5,189,169	$ 5,189,169
Other liabilities, long-term [Member]
Debt Disclosure [Line Items]
Debt instrument, increase, accrued interest							340,035	294,630	113,009
Unsecured Convertible Notes [Member]
Debt Disclosure [Line Items]
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Sep. 30, 2021
Debt issuance costs							14,793
Debt conversion, converted instrument, amount	$ 50,000,000
Debt conversion, description	The Convertible Notes bear an annual interest rate of 8% and mature on September 30, 2021, unless converted. If the Company issues at least $50,000,000 worth of shares of a new series of preferred stock prior to maturity or closes a SPAC transaction (each a "Qualified Financing"), the outstanding principal and unpaid accrued interest will convert at 80% of the per share price of the new series of preferred stock or, in the case of a SPAC transaction, at 80% of the per share value attributed to the shares of the Company's common stock as set forth in the Merger Agreement. Upon a Change of Control (other than a Qualified Financing), as defined in the Convertible Notes, the Company will repay purchasers in cash an amount equal to the outstanding principal and accrued interest plus a repayment premium equal to 100% of the outstanding principal amount of the notes.
Convertible notes	$ 10,000,000
Promissory Note [Member]
Debt Disclosure [Line Items]
Debt instrument, interest rate					350.00%
Debt instrument, maturity date					Dec. 31, 2021
Long-term debt, maturity, December 20, 2024							2,204,733	2,204,733
Long-term debt, maturity, December 19, 2025							2,139,611	2,139,611
Long-term debt, maturity, December 18, 2026							2,069,806	2,069,806
Bridge Notes [Member]
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity				$ 6,000,000
Line of credit facility, interest rate				10.00%
Debt instrument, maturity date		Sep. 30, 2021		Mar. 31, 2021
Conversion percentage of outstanding principal and unpaid accrued interest				70.00%
Percentage of repay purchasers in cash amount during liquidation				200.00%
Bridge loan							4,966,857	3,260,208	1,000,000
Debt issuance costs								0	90,267
Debt Instrument, discount							$ 14,088	$ 28,175	$ 128,875
Debt conversion, converted instrument, amount		$ 50,000,000
Debt conversion, description		The amendment also added a SPAC transaction to the conversion provision such that the Bridge Notes convert if the Company issues at least $50,000,000 of shares of a new series of preferred stock or closes a SPAC transaction (each a "Qualified Financing") prior to maturity. In a Qualified Financing that is a preferred stock issuance, the notes convert at 70% of the cash price paid per share for the preferred shares. In a Qualified Financing that is a SPAC transaction, the notes convert at the lesser of (i) 70% of the per share value attributed to the shares of the Company's common stock as set forth in the Merger Agreement or (ii) the per share value that would be attributed to the Company's common stock assuming a pre-transaction valuation of the Company in connection with the SPAC transaction of $700,000,000.
SPAC transaction		$ 700,000,000
Pay Check Protection Program [Member]
Debt Disclosure [Line Items]
Unsecured loan			$ 905,838
Debt instrument, term			2 years
Debt instrument, interest rate			1.00%